Offerings	Nov. 03, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.10 per share
Fee Rate	0.01381%
Offering Note	(a) The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. (b) An indeterminate aggregate number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices, along with an indeterminate number of the securities that may be issued (i) upon exercise, settlement, exchange or conversion of securities offered or sold hereunder, pursuant to the antidilution provisions of any such securities or pursuant to the Section 382 Rights Agreement of the Company, as amended, and (ii) as a result of stock splits, stock dividends or similar transactions, pursuant to Rule 416 under the Securities Act of 1933, as amended. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (c) In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share
Fee Rate	0.01381%
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Offering Note 1 The warrants covered by this registration statement may be warrants for common stock, preferred stock or debt securities.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering Note	See Offering Note 1 The rights covered by this registration statement may be rights for common stock, preferred stock or debt securities.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Offering Note 1 Each unit will be issued so that the holder of the unit is also the holder of each security included in the unit. The applicable prospectus supplement relating to the units will describe the terms of any units issued by the registrant.